TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Summary of Trade and Other Payables

	As of December 31,
	2022	2021
	US$’000	US$’000
Trade payables	29,258	32,428
Other payables	10,633	12,356
	39,891	44,784